EXPLORATION AND EVALUATION ASSETS - Queensway Project - Gander, Newfoundland (Details)			12 Months Ended
	Nov. 02, 2022 CAD ($)	Nov. 25, 2021 CAD ($) agreement shares	Dec. 31, 2022 CAD ($) ha item claim	Dec. 31, 2021 CAD ($) ha claim item shares
Exploration and Evaluation Assets [Line Items]
Investments received for exploration and evaluation assets				$ 500,000
Legal and filing fees			$ 1,629,038	$ 955,337
Newfoundland
Exploration and Evaluation Assets [Line Items]
Number of mineral licenses	5
Payments of net smelter return royalties to the optionors			$ 250,000
Aggregate cash consideration		$ 7,444,306
Queensway [Member]
Exploration and Evaluation Assets [Line Items]
Percentage of interest in mineral licenses	100.00%		100.00%
Number of mineral licenses | item			94	86
Number of claims | claim			6,649	6,041
Area of hectares of land | ha			166,225	151,030
Number of separate, fully executed option agreements | item			10
Payments of net smelter return royalties to the optionors			$ 1,000,000
Total cost of NSR'S that may be purchased at entity's discretion			5,250,000
Number of royalty purchase agreements entered | agreement		3
Percentage of vendor's royalty interests to be acquired		100.00%
Royalty interest (as a percent)		0.20%
Aggregate royalty interest (as a percent)		0.60%
Cash consideration paid for royalty interests		$ 1,300,000
Number of shares issued | shares		152,941
Aggregate cash consideration		$ 3,900,000
Purchase assets of estimated fair value		3,505,408
Legal and filing fees		$ 38,898
Aggregate share consideration | shares		458,823
Queensway [Member] | Long Range Exploration Corporation
Exploration and Evaluation Assets [Line Items]
Common shares acquired on sale of stand-alone claim | shares				5,000,000
Investments received for exploration and evaluation assets				$ 500,000
Gain on sale of exploration and evaluation assets			$ 0	499,415
Derecognition of exploration and evaluation assets				$ 585
Percentage of NSR retained on future production from the mineral claim				1.00%
Percentage of NSR which can be repurchased by counterparty				0.50%
Amount for repurchase of NSR				$ 750,000
Queensway [Member] | Minimum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)			0.40%
Percentage of NSR royalty			0.40%
Queensway [Member] | Maximum
Exploration and Evaluation Assets [Line Items]
Net smelter return ("NSR") royalties (as a percent)			2.50%
Percentage of NSR royalty			1.50%